UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 130,208	$ 135,992
Restricted cash	4,462	5,386
Accounts receivable, net	52,611	65,829
Due from affiliate companies	375	8,548
Inventories	24,449	28,489
Prepaid expenses and other current assets	27,467	28,896
Total current assets	239,572	273,140
Deposits for vessels, port terminals and other fixed assets	27,119	136,891
Vessels, port terminals and other fixed assets, net	1,889,671	1,821,101
Other long-term assets	38,450	40,428
Loan receivable from affiliate companies	28,727	23,008
Long-term receivable from affiliate companies	0	11,105
Investments in affiliates	189,195	160,071
Intangible assets other than goodwill	123,370	126,815
Goodwill	160,336	160,336
Total non-current assets	2,456,868	2,479,755
Total assets	2,696,440	2,752,895
Current liabilities
Accounts payable	71,625	85,538
Accrued expenses and other liabilities	94,590	91,749
Deferred income and cash received in advance	12,377	9,183
Due to affiliate companies	27,457	32,847
Current portion of capital lease obligations	0	2,639
Current portion of long-term debt, net	30,347	29,827
Total current liabilities	236,396	251,783
Senior and ship mortgage notes, net	1,298,452	1,296,537
Long-term debt, net of current portion	264,980	274,855
Capital lease obligations, net of current portion	0	14,978
Other long-term liabilities and deferred income	45,205	43,388
Loan payable to affiliate company	52,491	49,876
Long term payable to affiliate companies	68,491	6,399
Deferred tax liability	10,706	11,526
Total non-current liabilities	1,740,325	1,697,559
Total liabilities	1,976,721	1,949,342
Commitments and contingencies
Stockholders' equity
Preferred stock — $0.0001 par value, authorized 1,000,000 shares, and 46,302 and 49,504 issued and outstanding as of June 30, 2017 and December 31, 2016, respectively.	0	0
Common stock — $0.0001 par value, authorized 250,000,000 shares, and 119,497,222 and 117,131,407 issued and outstanding as of June 30, 2017 and December 31, 2016, respectively.	12	12
Additional paid-in capital	679,925	678,531
Accumulated other comprehensive loss	0	0
Accumulated deficit	(85,999)	(256)
Total Navios Holdings' stockholders' equity	593,938	678,287
Noncontrolling interest	125,781	125,266
Total stockholders' equity	719,719	803,553
Total liabilities and stockholders' equity	$ 2,696,440	$ 2,752,895